Property plant and equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Balance, end	$ 955,000	$ 736,000
Balance, begin	736,000
Accumulated Amortization And Impairment Losses [Member]
Statement [Line Items]
Effect of movements in exchange rates	65,000	(13,000)
Beginning Balance	2,295,000	1,874,000
Amortization	438,000	434,000
Ending Balance	2,798,000	2,295,000
Gross carrying amount [member]
Statement [Line Items]
Beginning Balance	3,031,000	3,061,000
Effect of movements in exchange rates	109,000	(30,000)
Ending Balance	3,753,000	3,031,000
Additions	613,000
Right-of-use assets [member]
Statement [Line Items]
Balance, end	839,000	518,000
Balance, begin	518,000
Right-of-use assets [member] | Accumulated Amortization And Impairment Losses [Member]
Statement [Line Items]
Effect of movements in exchange rates	31,000	(6,000)
Beginning Balance	1,397,000	1,096,000
Amortization	316,000	307,000
Ending Balance		1,397,000
Ending Balance	1,744,000	1,397,000
Right-of-use assets [member] | Gross carrying amount [member]
Statement [Line Items]
Beginning Balance	1,915,000	1,930,000
Effect of movements in exchange rates	55,000	(15,000)
Ending Balance	2,583,000	1,915,000
Additions	613,000
Leasehold improvements [member]
Statement [Line Items]
Balance, end	6,000	8,000
Balance, begin	8,000
Leasehold improvements [member] | Accumulated Amortization And Impairment Losses [Member]
Statement [Line Items]
Effect of movements in exchange rates	1,000	(1,000)
Beginning Balance	174,000	173,000
Amortization	2,000	2,000
Ending Balance	177,000	174,000
Leasehold improvements [member] | Gross carrying amount [member]
Statement [Line Items]
Beginning Balance	182,000	183,000
Effect of movements in exchange rates	1,000	(1,000)
Ending Balance	183,000	182,000
Computer And Office Equipment [Member]
Statement [Line Items]
Balance, end	110,000	210,000
Balance, begin	210,000
Computer And Office Equipment [Member] | Accumulated Amortization And Impairment Losses [Member]
Statement [Line Items]
Effect of movements in exchange rates	33,000	(6,000)
Beginning Balance	724,000	605,000
Amortization	120,000	125,000
Ending Balance	877,000	724,000
Computer And Office Equipment [Member] | Gross carrying amount [member]
Statement [Line Items]
Beginning Balance	934,000	948,000
Effect of movements in exchange rates	53,000	(14,000)
Ending Balance	$ 987,000	$ 934,000